ACQUISITION OF TSB (Tables)	6 Months Ended
Jun. 30, 2026
Business Combinations [Abstract]
Disclosure of detailed information about business combination	The table below sets out the fair values of the identifiable assets and liabilities acquired.

	Book value at 30 April 2026	FV Adjustments	Fair Value at 30 April 2026
	£m	£m	£m
Assets
Cash and balances at central banks	4,553	–	4,553
Derivative financial instruments	1,593	–	1,593
Loans and advances to banks	193	–	193
Loans and advances to customers	36,140	(157)	35,983
Other financial assets at amortised cost	1,867	(46)	1,821
Macro hedge of interest rate risk	(116)	116	–
Financial assets at fair value through other comprehensive income	447	–	447
Intangible assets	123	246	369
Property, plant and equipment	198	(53)	145
Deferred tax assets	18	(18)	–
Other assets	121	–	121
Total assets	45,137	88	45,225
Liabilities
Deposits by banks	595	–	595
Deposits by customers	35,041	(68)	34,973
Derivative financial instruments	530	–	530
Debt securities in issue	4,831	10	4,841
Macro hedge of interest rate risk	(82)	82	–
Other liabilities	1,544	(38)	1,506
Provisions	19	(5)	14
Deferred tax liabilities	–	17	17
Subordinated liabilities	298	1	299
Total liabilities	42,776	(1)	42,775
Fair value of net assets acquired	2,361	89	2,450

Goodwill arising on acquisition	–	–	669
Non-equity securities purchased	–	–	962

Total consideration Paid/Transferred	2,361	89	4,081

Disclosure of significant unobservable inputs used in fair value measurement of asset	The table below shows the impact on the valuation of applying a reasonably possible change of +/-50bps to the discount rate to reflect a reasonable range of market participant return expectations and the inherent uncertainty in estimating the appropriate discount rate.

Funding spread assumption	Impact on mortgage fair value	Impact on CDI	Net impact on purchase price allocation
	£m	£m	£m
+/-25bps	(51)	68	17
Discount Rate assumption	Impact on mortgage fair value	Impact on CDI	Net impact on purchase price allocation
+/-50bps	(12)	(3)	(15)

Disclosure of cash flow from acquisition

At 30 April 2026
£m
Cash, cash balances at central banks and other demand deposits on acquisition	4,553
Adjustments for items not classified as cash and cash equivalents[1]	(750)
Cash and cash equivalents acquired	3,803
Cash paid for ordinary shares	(2,863)
Cash paid for AT1 securities	(255)
Cash paid for debt securities	(962)
Net cash flow from acquisition of TSB	(277)
1 Reserves Collateralisation Accounts (RCAs).